Transactions with associates companies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of acquired receivables [line items]
Schedule of transactions with associates companies.

(a)The Group has carried out the following transactions with its related companies in the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Royalties	22,297	20,385	20,739
Energy	3,181	3,002	2,137
Supplies	1,259	27	4
Mineral	683	1,321	1,414
Mining concessions, property, plant and equipment	11	30	336

Purchase of:
Supplies	9	44	27

Services rendered to:
Services of energy transmission	287	393	559
Operation and maintenance services related to energy transmission	287	290	593
Administrative and Management services	359	214	149
Engineering services	—	348	1,119
Constructions services	4	—	1,332

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	29,377	39,169	—
Compañía Minera Coimolache S.A.	4,011	7,623	9,823

Loans collected from:
Sociedad Minera Cerro Verde S.A.A.	—	—	124,800

Interest income:
Sociedad Minera Cerro Verde S.A.A.	—	—	1,685

Joint Venture -
Interest income:
Transportadora Callao S.A.	86	92	—

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Sucursal del Perú	6,500	5,560	6,036

accounts receivable and payable from/to associates

(b)As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2019	2018
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	5,920	6,791
Compañía Minera Coimolache S.A.	327	386
	6,247	7,177
Other receivables, note 7(a)
Transportadora Callao S.A.	1,951	2,471
Compañía Minera Coimolache S.A.	1,016	1,234
	2,967	3,705
	9,214	10,882

Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	27	36
Sociedad Minera Cerro Verde S.A.A.	2	—
	29	36
Other payables, note 14(a)
Other minor	51	20
	80	56

Schedule of Group's Key executives compensation

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2019 and 2018 are presented below:

	2019	2018
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	1,746	2,628
Salaries	1,020	1,057
Provision for bonus to officers	6,205	6,345

Total	8,971	10,030

Disbursements:
Salaries	12,690	12,908
Directors’ compensations	1,746	2,628
Total	14,436	15,536

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of acquired receivables [line items]
Schedule of transactions carried out by the company with its related parties

(a)The main transactions carried out by the Company with its related parties in the years 2019, 2018 and 2017 were:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Royalties accrued:
Affiliates:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 17 and 1(a)	22,297	20,385	20,739

Services rendered by:
Affiliates:
Newmont Peru S.R.L. (management services) (b)	10,729	12,837	8,985
Newmont International Services	10,822	5,181	281
Newmont USA Limited	4,118	5,381	5,607

(b)Management services including key personnel are provided by a related party.

Schedule of outstanding balances with related party transactions

(c)As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from and (or) to affiliates:

	2019	2018
	US$(000)	US$(000)

Balance receivable from related parties, note 6
Newmont International Services Limited	168	194
Newmont USA Limited	144	207
Suriname Gold Company	135	—
NVL, USA Limited, Delaware	102	321
Newmont Peru S.R.L.	26	22
Newmont Global Employment Limited	20	22
Suriname Gold Company LLC	—	18
Newmont USA Limited – Carlin	—	10
Others	3	—

	598	794

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	4,863	5,461
Newmont International Service Limited	3,297	2,059
Newmont Peru S.R.L.	1,101	1,460
Newmont Technologies Limited.	1,042	634
Newmont USA Limited.	1,034	1,067
Newmont US Carlin Limited	3	163
Others	86	2

	11,426	10,846